Cover	12 Months Ended
Apr. 30, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On January 6, 2025, the Registrant filed a registration statement on Form F-1 (Registration No. 333-284137), which was subsequently declared effective by the United States Securities and Exchange Commission on July 31, 2025 (the “Registration Statement”). This post-effective amendment to the Registration Statement (the “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement to include the audited consolidated financial statements and the notes thereto for the twelve months ended April 30, 2025, and certain other information in such Registration Statement. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of such Registration Statement.
Entity Registrant Name	Phaos Technology (Cayman) Holdings Ltd
Entity Central Index Key	0002024258
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	83 Science Park Dr
Entity Address, Address Line Two	#02-01 & #04-01A/B The Curie
Entity Address, Address Line Three	Singapore Science Park 1
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	118258
City Area Code	+65
Local Phone Number	6250 3877
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.